Nature of business and summary of significant accounting policies - Restricted Cash (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash [Abstract]
Restricted cash (less than for 2020)			$ 200	$ 0
Escrow funds - prepayment for preferred stock issuance	$ 1,518	$ 0
Credit card
Restricted Cash [Abstract]
Restricted cash (less than for 2020)	$ 100		$ 200